Income Taxes - Components of Deferred Income Taxes Asset (Liability) (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021
Deferred tax assets and liabilities [abstract]
Inventories	$ 44.9	$ 40.6
Investment tax credits receivable	(2.5)	(2.2)
Other current assets	(27.9)	(1.3)
Trade payables and accruals	18.8	12.1
Provisions	62.6	66.0
Other financial liabilities	6.2	8.4
Lease liabilities	7.3	8.6
Deferred revenues	55.7	17.7
Other	(1.9)	(4.1)
Deferred tax assets (liabilities), Current	163.2	145.8
Property, plant and equipment	(62.2)	(52.3)
Intangible assets	(65.3)	(61.2)
Right-of-use assets	(33.5)	(56.8)
Provisions	19.0	19.0
Long-term debt	1.2	(14.7)
Lease liabilities, Non-current	29.8	54.9
Deferred revenues	25.1	26.7
Employee future benefit liabilities	42.6	58.4
Other non-current liabilities	(1.7)	3.5
Other	(2.0)	3.6
Deferred tax assets (liabilities), Non-current	(47.0)	(18.9)
Related to non-capital losses carried forward	74.9	71.0
Related to capital losses carried forward	23.9	33.6
Deferred tax assets (liabilities), Gross	215.0	231.5
Unrecognized tax benefits	(24.6)	(20.8)
Total	$ 190.4	$ 210.7